UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      One East Capital Advisors, LP
           -----------------------------------------------------
Address:   1 East 57th St., 10th Floor
           New York, NY 10022
           -----------------------------------------------------

Form 13F File Number:
                      ---

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Jenna Hwang Ceterko
        -------------------------
Title:  Director of Operations
        -------------------------
Phone:  212-230-4508
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Jenna Hwang Ceterko                 New York, NY                  5/08/2007
-----------------------                 ------------                  ----------
      [Signature]                       [City, State]                   [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]



                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                 0
                                         -----------
Form 13F Information Table Entry Total:           22
                                         -----------
Form 13F Information Table Value Total:     $266,639
                                         -----------
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                               FORM 13F INFORMATION TABLE

                                                            VALUE  SHARES/  SH/ PUT/ INVSTMT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS  SOLE  SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ------ ------ ----
AK STEEL HOLDING CORP          COM              001547108    13663  581730 SH       SOLE             581730      0    0
CEMEX, S.A.B DE C.V. SPONSORED COM              151290889     6550  200000 SH       SOLE             200000      0    0
ADR
COMMUNITY HEALTH SYS INC       COM              203668108    17624  500000 SH       SOLE             500000      0    0
DADE BEHRING HOLDINGS INC      COM              23342J206    28195  643000 SH       SOLE             643000      0    0
E.ON AG SPONSORED ADR          COM              268780103     1076   23831 SH       SOLE              23831      0    0
EXPRESS SCRIPTS                COM              302182100    12107  150000 SH       SOLE             150000      0    0
FREEPORT-MCMORAN COPPER & GOLD COM              35671D857     8273  125000 SH       SOLE             125000      0    0
FRONTIER OIL CORP              COM              35914P105     4896  150000 SH       SOLE             150000      0    0
INFRASOURCE SERVICES, INC      COM              45684P102     7938  260000 SH       SOLE             260000      0    0
LIBERTY MEDIA CORP             COM              53071M302    27536  249000 SH       SOLE             249000      0    0
MEDIMMUNE INC                  COM              584699102    21833  600000 SH       SOLE             600000      0    0
MIRANT CORPORATION             COM              60467R100     6068  150000 SH       SOLE             150000      0    0
NRG ENERGY, INC.               COM              629377508     7204  100000 SH       SOLE             100000      0    0
NOVELIS INC.                   COM              67000X106    13233  300000 SH       SOLE             300000      0    0
QUALCOMM INC                   COM              747525103     8532  200000 SH       SOLE             200000      0    0
SLM CORPORATION                COM              78442P106     6134  150000 SH       SOLE             150000      0    0
TXU CORP                       COM              873168108    38459  600000 SH       SOLE             600000      0    0
TEKELEC                        COM              879101103      745   50000 SH       SOLE              50000      0    0
TRIAD HOSPITALS INC            COM              89579K109    14368  275000 SH       SOLE             275000      0    0
TRUMP ENTMT RESORTS INC        COM              89816T103     5162  285700 SH       SOLE             285700      0    0
UNITEDHEALTH GROUP INC         COM              91324P102    10594  200000 SH       SOLE             200000      0    0
VALERO ENERGY CORPORATION      COM              91913Y100     6449  100000 SH       SOLE             100000      0    0